Note 4 - Balance Sheet Components - Estimated Future Amortization Expense 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
2026 (nine months remaining)	$ 549
2027	731	$ 732
2028	727	731
2029	636	727
Total	$ 2,643	$ 2,826